INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Net deferred tax assets consist of the following components as of February:

	2023	2022
Deferred tax assets:
NOL Carryover	$(345,100)	$(295,000)
Related Party Accruals	–	–
Less: valuation allowance	345,100	295,000
Net deferred tax asset	$–	$–

SCHEDULE OF INCOME TAX PROVISION

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the period ended February 28, due to the following:

	2023	2022
Deferred Tax Assets:
Book Loss	$(125,400)	$(435,400)
Related Party Accruals	–	(453,500)
Other nondeductible expenses	85,100	341,700
Less valuation allowance	40,300	547,200
	$–	$–